WARRANTS - Series C-3 Preferred Warrants (Details) - $ / shares	Sep. 30, 2021	May 18, 2018	Apr. 30, 2016
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	1,102,752	12,500
Price per warrant		$ 3.04
Series C-3 Preferred Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock			1,102,752
Price per warrant			$ 10.88